PREPAIDS AND DEPOSITS (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS
As at	September 30, 2025	December 31, 2024
Insurance	$540,183	$370,609
Prepaid other	282,529	112,439
Deposits	1,090,920	241,465
	$1,913,632	$724,513